UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[ x ] is a restatement.

[ ] adds new holdings entries.
Institutional Investment Manager Filing this
Report:

Name:
Palisade Investment Advisors, LLC
Address:
333 South 7th Street

Suite 2100

Minneapolis, MN  55402
13F File Number:
028-11262
Per this notice, please disregard the following notice submitted in error (wrong CIK):
Accession #0001317615-08-000002
Submission Type: 13F-HR
Date of Submission: 2/7/2008
Person Signing this Report on Behalf of Reporting Manager:
Name:
Jennifer L. Fischer

Title:
COO/CCO

Phone:
612-455-2904

Signature,
Place,
and Date of Signing:
Jennifer L. Fischer
Minneapolis, MN
May 2, 2008
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:
0


o.  13F File Number
028-11262